Dec. 16, 2024
SIIT EMERGING MARKETS DEBT FUND

Changes in Principal Investment Strategies and Principal Risks of the Fund

In the Fund Summary of the Fund, under the heading titled "Principal Investment Strategies," the fourth paragraph is hereby deleted and replaced with the following:

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes and commodity-linked securities. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.